Shareholder Report	6 Months Ended
Sep. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	INVESTORS CASH TRUST
Entity Central Index Key	0000863209
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2024
C000166151
Shareholder Report [Line Items]
Fund Name	DWS Treasury Portfolio
Class Name	Capital Shares
Trading Symbol	ICGXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about DWS Treasury Portfolio (the "Fund") for the period April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 730-1313.
Additional Information Phone Number	(800) 730-1313
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Capital Shares	$10	0.20%

Gross expense ratio as of the latest prospectus: 0.33%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.20%
AssetsNet	$ 589,031,676
Holdings Count | Holding	38
Advisory Fees Paid, Amount	$ 65,413
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	589,031,676
Number of Portfolio Holdings	38
Total Net Advisory Fees Paid ($)	65,413
Weighted Average Maturity	29 days
7-Day Current Yield	4.77%

Weighted average maturity, also known as effective maturity, is the weighted average of the maturity date of bonds held by the Fund taking into consideration any available maturity shortening features.

Yields fluctuate and are not guaranteed. The 7-day current yield is the annualized net investment income per share as of September 30, 2024. The 7-Day Current Yield would have been 4.65% had certain expenses not been reduced.

C000035153
Shareholder Report [Line Items]
Fund Name	DWS Treasury Portfolio
Class Name	DWS U.S. Treasury Money Fund Class S
Trading Symbol	IUSXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about DWS Treasury Portfolio (the "Fund") for the period April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
DWS U.S. Treasury Money Fund Class S	$14	0.27%

Gross expense ratio as of the latest prospectus: 0.30%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.27%
AssetsNet	$ 589,031,676
Holdings Count | Holding	38
Advisory Fees Paid, Amount	$ 65,413
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	589,031,676
Number of Portfolio Holdings	38
Total Net Advisory Fees Paid ($)	65,413
Weighted Average Maturity	29 days
7-Day Current Yield	4.70%

Weighted average maturity, also known as effective maturity, is the weighted average of the maturity date of bonds held by the Fund taking into consideration any available maturity shortening features.

Yields fluctuate and are not guaranteed. The 7-day current yield is the annualized net investment income per share as of September 30, 2024. The 7-Day Current Yield would have been 4.67% had certain expenses not been reduced.

C000017365
Shareholder Report [Line Items]
Fund Name	DWS Treasury Portfolio
Class Name	Institutional Shares
Trading Symbol	ICTXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about DWS Treasury Portfolio (the "Fund") for the period April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 730-1313.
Additional Information Phone Number	(800) 730-1313
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$9	0.17%

Gross expense ratio as of the latest prospectus: 0.28%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.17%
AssetsNet	$ 589,031,676
Holdings Count | Holding	38
Advisory Fees Paid, Amount	$ 65,413
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	589,031,676
Number of Portfolio Holdings	38
Total Net Advisory Fees Paid ($)	65,413
Weighted Average Maturity	29 days
7-Day Current Yield	4.79%

Weighted average maturity, also known as effective maturity, is the weighted average of the maturity date of bonds held by the Fund taking into consideration any available maturity shortening features.

Yields fluctuate and are not guaranteed. The 7-day current yield is the annualized net investment income per share as of September 30, 2024. The 7-Day Current Yield would have been 4.66% had certain expenses not been reduced.

C000035154
Shareholder Report [Line Items]
Fund Name	DWS Treasury Portfolio
Class Name	Investment Class Shares
Trading Symbol	ITVXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about DWS Treasury Portfolio (the "Fund") for the period April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 730-1313.
Additional Information Phone Number	(800) 730-1313
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investment Class Shares	$29	0.57%

Gross expense ratio as of the latest prospectus: 0.60%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.57%
AssetsNet	$ 589,031,676
Holdings Count | Holding	38
Advisory Fees Paid, Amount	$ 65,413
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	589,031,676
Number of Portfolio Holdings	38
Total Net Advisory Fees Paid ($)	65,413
Weighted Average Maturity	29 days
7-Day Current Yield	4.39%

Weighted average maturity, also known as effective maturity, is the weighted average of the maturity date of bonds held by the Fund taking into consideration any available maturity shortening features.

Yields fluctuate and are not guaranteed. The 7-day current yield is the annualized net investment income per share as of September 30, 2024. The 7-Day Current Yield would have been 4.38% had certain expenses not been reduced.